Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 CAD ($)
Marten Hills Asset [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Gross overriding royalty	$ 41